Statement of Changes in Stockholders' Equity - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Jun. 01, 2020
Balance (in Shares) at Jun. 01, 2020
Balance at Jun. 01, 2020
Balance (in Shares) at Jun. 01, 2020
Issuance of Class B common stock to Pendrell			$ 791	24,209		25,000
Issuance of Class B common stock to Pendrell (in Shares)			7,906,250
Forfeiture of Class B common stock	[1]		$ (41)	41
Forfeiture of Class B common stock (in Shares)	[1]		(406,250)
Sale of 30,000,000 Units, net of underwriting discount, offering expenses and fair value of warrants		$ 3,000		270,546,207		270,549,207
Sale of 30,000,000 Units, net of underwriting discount, offering expenses and fair value of warrants (in Shares)		30,000,000
Common stock subject to possible redemption		$ (2,582)		(258,229,348)		(258,231,930)
Common stock subject to possible redemption (in Shares)		(25,823,193)
Net loss					(7,342,273)	(7,342,273)
Balance at Dec. 31, 2020		$ 418	$ 750	12,341,109	(7,342,273)	5,000,004
Balance (in Shares) at Dec. 31, 2020		4,176,807	7,500,000
Change in common stock subject to possible redemption		$ 200		19,962,370		19,962,570
Change in common stock subject to possible redemption (in Shares)		1,996,257
Issuance of Class B common stock to Pendrell		$ 200,000,000
Issuance of Class B common stock to Pendrell (in Shares)		20,000,000
Net loss					(19,962,564)	(19,962,564)
Balance at Mar. 31, 2021		$ 618	$ 750	$ 32,303,479	$ (27,304,837)	$ 5,000,010
Balance (in Shares) at Mar. 31, 2021		6,173,064	7,500,000

[1]	Shares forfeited as a result of the partial exercise of the underwriters’ Over-Allotment Option so that the Founder Shares represent 20.0% of the Company’s issued and outstanding shares. The shares forfeited have been cancelled by the Company (see Note 4).